GOLDMAN SACHS CHINA EQUITY FUND

Schedule of Investments

January 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 99.8%
China – 95.6%
104,834	Aier Eye Hospital Group Co. Ltd. Class A (Health Care Equipment & Services)	$ 596,327
80,400	Alibaba Group Holding Ltd. (Retailing)*	2,074,545
21,046	Alibaba Group Holding Ltd. ADR (Retailing)*	4,347,893
123,300	Anhui Conch Cement Co. Ltd. Class H (Materials)	786,986
76,000	ANTA Sports Products Ltd. (Consumer Durables & Apparel)	661,670
857,885	Bank of Nanjing Co. Ltd. Class A (Banks)	1,000,800
270,256	Bank of Ningbo Co. Ltd. Class A (Banks)	1,026,948
484,000	China Construction Bank Corp. Class H (Banks)	366,648
32,025	China International Travel Service Corp. Ltd. Class A (Consumer Services)	368,941
389,000	China Life Insurance Co. Ltd. Class H (Insurance)	928,945
221,000	China Mengniu Dairy Co. Ltd. (Food, Beverage & Tobacco)*	810,524
81,000	China Merchants Bank Co. Ltd. Class A (Banks)	414,354
374,500	China Merchants Bank Co. Ltd. Class H (Banks)	1,805,675
167,100	China Oilfield Services Ltd. Class A (Energy)	384,396
314,000	China Oilfield Services Ltd. Class H (Energy)	455,607
560,000	China Resources Cement Holdings Ltd. (Materials)	626,502
132,000	China Resources Land Ltd. (Real Estate)	549,110
265,400	China Vanke Co. Ltd. Class A (Real Estate)	1,073,460
135,300	China Vanke Co. Ltd. Class H (Real Estate)	476,982
305,359	CITIC Securities Co. Ltd. Class A (Diversified Financials)	1,004,956
248,000	CNOOC Ltd. (Energy)	371,265
40,198	Contemporary Amperex Technology Co. Ltd. Class A (Capital Goods)	734,653
422,000	Geely Automobile Holdings Ltd. (Automobiles & Components)	668,704
97,965	Gree Electric Appliances, Inc. of Zhuhai Class A (Consumer Durables & Apparel)	874,711
95,000	Haidilao International Holding Ltd. (Consumer Services)(a)	364,923
72,700	Han’s Laser Technology Industry Group Co. Ltd. Class A (Capital Goods)	434,684
37,591	Huami Corp. ADR (Technology Hardware & Equipment)*	524,019
371,200	Huatai Securities Co. Ltd. Class H (Diversified Financials)(a)	582,625

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
520,000	Industrial & Commercial Bank of China Ltd. Class H (Banks)	$ 345,162
774,247	Jiangsu Changshu Rural Commercial Bank Co. Ltd. Class A (Banks)	910,377
103,038	Jiangsu Hengrui Medicine Co. Ltd. Class A (Pharmaceuticals, Biotechnology & Life Sciences)	1,282,136
16,240	Kweichow Moutai Co. Ltd. Class A (Food, Beverage & Tobacco)	2,387,495
47,503	LexinFintech Holdings Ltd. ADR (Diversified Financials)*	631,790
230,222	Luxshare Precision Industry Co. Ltd. Class A (Technology Hardware & Equipment)	1,433,423
76,000	Meituan Dianping Class B (Retailing)*	962,148
103,400	Midea Group Co. Ltd. Class A (Consumer Durables & Apparel)	784,883
264,000	Minth Group Ltd. (Automobiles & Components)	807,498
269,366	NARI Technology Co. Ltd. Class A (Capital Goods)	694,522
5,775	New Oriental Education & Technology Group, Inc. ADR (Consumer Services)*	701,951
10,200	Ping An Insurance Group Co. of China Ltd. Class A (Insurance)	116,924
250,000	Ping An Insurance Group Co. of China Ltd. Class H (Insurance)	2,826,965
43,200	Shanghai International Airport Co. Ltd. Class A (Transportation)	421,547
56,329	Shanghai Putailai New Energy Technology Co. Ltd. Class A (Materials)	726,994
12,400	Shenzhen Goodix Technology Co. Ltd. Class A (Semiconductors & Semiconductor Equipment)	588,770
236,752	Shenzhen Inovance Technology Co. Ltd. Class A (Capital Goods)	979,192
38,900	Shenzhen Kangtai Biological Products Co. Ltd. Class A (Pharmaceuticals, Biotechnology & Life Sciences)	554,011
23,700	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A (Health Care Equipment & Services)	625,145
104,174	Shenzhen Sunway Communication Co. Ltd. Class A (Technology Hardware & Equipment)*	627,393

GOLDMAN SACHS CHINA EQUITY FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
48,400	Shenzhou International Group Holdings Ltd. (Consumer Durables & Apparel)	$ 639,839
142,703	Songcheng Performance Development Co. Ltd. Class A (Consumer Services)	550,923
39,000	Sunny Optical Technology Group Co. Ltd. (Technology Hardware & Equipment)	619,726
119,200	Tencent Holdings Ltd. (Media & Entertainment)	5,684,673
317,706	Universal Scientific Industrial Shanghai Co. Ltd. Class A (Technology Hardware & Equipment)	872,154
660,000	Weichai Power Co. Ltd. Class H (Capital Goods)	1,155,483
227,300	Wens Foodstuffs Group Co. Ltd. Class A (Food, Beverage & Tobacco)	1,046,398
71,100	WuXi AppTec Co. Ltd. Class H (Pharmaceuticals, Biotechnology & Life Sciences)(a)	861,189
47,000	Wuxi Biologics Cayman, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*(a)	594,450
1,260,000	Xinyi Solar Holdings Ltd. (Semiconductors & Semiconductor Equipment)	880,550
192,300	Yantai Jereh Oilfield Services Group Co. Ltd. Class A (Energy)	993,519
40,700	Yifeng Pharmacy Chain Co. Ltd. Class A (Food & Staples Retailing)	482,930
108,120	Yunnan Energy New Material Co. Ltd. (Materials)	907,321
466,630	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A (Capital Goods)	1,372,163

		59,386,497

Hong Kong – 2.8%
42,836	AIA Group Ltd. (Insurance)	424,460
31,600	ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)	425,803
9,201	Hong Kong Exchanges & Clearing Ltd. (Diversified Financials)	302,321
1,960,000	Peace Mark Holdings Ltd. (Consumer Durables & Apparel)*(b)	—
419,000	Sino Biopharmaceutical Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	553,321

		1,705,905

Shares	Description	Value

Common Stocks – (continued)
Taiwan – 1.4%
41,000	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	$ 518,748
52,000	Novatek Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	366,660

		885,408

Vietnam – 0.0%
6	Vietnam Dairy Products JSC (Food, Beverage & Tobacco)	28

TOTAL COMMON STOCKS (Cost $59,088,245)		$61,977,838

Shares	Dividend Rate	Value

Investment Company(c) – 0.2%
Goldman Sachs Financial Square Government Fund — Institutional Shares
147,495	1.535%	$ 147,495
(Cost $147,495)

TOTAL INVESTMENTS – 100.0% (Cost $59,235,740)		$62,125,333

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.0%		17,292

NET ASSETS – 100.0%		$62,142,625

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

(c)	Represents an Affiliated Issuer.

Investment Abbreviation:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Schedule of Investments

January 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 95.7%
Argentina – 1.5%
269,158	Despegar.com Corp. (Retailing)*	$ 3,986,230
37,619	MercadoLibre, Inc. (Retailing)*	24,941,397

		28,927,627

Brazil – 7.1%
2,450,000	Atacadao SA (Food & Staples Retailing)*	12,923,341
312,100	Azul SA (Preference) (Transportation)*(a)	4,318,649
2,051,500	B3 SA - Brasil Bolsa Balcao (Diversified Financials)	23,089,315
276,755	Banco Bradesco SA ADR (Banks)	2,111,641
3,301,535	Banco Bradesco SA (Preference) (Banks)*(a)	25,355,505
895,062	Banco Pan SA (Preference) (Banks)*(a)	2,031,477
1,776,300	IRB Brasil Resseguros S/A (Insurance)	18,594,202
287,766	Pagseguro Digital Ltd. Class A (Software & Services)*	9,349,517
2,445,000	Sao Martinho SA (Food, Beverage & Tobacco)*	14,312,836
427,600	TOTVS SA (Software & Services)*	7,453,495
2,895,783	Wiz Solucoes e Corretagem de Seguros SA (Insurance)	10,561,839
214,529	XP, Inc. Class A (Diversified Financials)*	8,611,194

		138,713,011

China – 30.0%
184,333	58.com, Inc. ADR (Media & Entertainment)*	10,252,601
567,094	Alibaba Group Holding Ltd. ADR (Retailing)*	117,155,950
1,880,000	Anhui Conch Cement Co. Ltd. Class H (Materials)	11,999,460
1,550,000	ANTA Sports Products Ltd. (Consumer Durables & Apparel)	13,494,585
2,834,000	China Mengniu Dairy Co. Ltd. (Food, Beverage & Tobacco)*	10,393,782
6,864,000	China Merchants Bank Co. Ltd. Class H (Banks)	33,095,192
693,879	Contemporary Amperex Technology Co. Ltd. Class A (Capital Goods)	12,681,231
927,377	Gree Electric Appliances, Inc. of Zhuhai Class A (Consumer Durables & Apparel)	8,280,373
572,672	Huami Corp. ADR (Technology Hardware & Equipment)*	7,983,048
279,281	Kweichow Moutai Co. Ltd. Class A (Food, Beverage & Tobacco)	41,058,012
692,741	LexinFintech Holdings Ltd. ADR (Diversified Financials)*	9,213,455
1,412,100	Meituan Dianping Class B (Retailing)*	17,876,954
3,958,000	Minth Group Ltd. (Automobiles & Components)	12,106,347

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
3,366,801	NARI Technology Co. Ltd. Class A (Capital Goods)	$ 8,680,823
137,223	New Oriental Education & Technology Group, Inc. ADR (Consumer Services)*	16,679,456
4,915,000	Nexteer Automotive Group Ltd. (Automobiles & Components)	3,613,387
4,196,000	Ping An Insurance Group Co. of China Ltd. Class H (Insurance)	47,417,145
1,086,867	Shanghai International Airport Co. Ltd. Class A (Transportation)	10,605,679
405,497	Silergy Corp. (Semiconductors & Semiconductor Equipment)	14,600,446
1,174,400	Sunny Optical Technology Group Co. Ltd. (Technology Hardware & Equipment)	18,661,704
2,698,400	Tencent Holdings Ltd. (Media & Entertainment)	128,687,252
6,039,000	Topsports International Holdings Ltd. (Retailing)(b)	7,413,646
1,081,880	WuXi AppTec Co. Ltd. Class H (Pharmaceuticals, Biotechnology & Life Sciences)(b)	13,104,117
12,354,000	Xinyi Solar Holdings Ltd. (Semiconductors & Semiconductor Equipment)	8,633,584

		583,688,229

Colombia – 0.4%
532,763	Banco Davivienda SA (Preference) (Banks)(a)	7,162,703

Czech Republic – 0.7%
3,868,201	Moneta Money Bank A/S (Banks)(b)	14,124,460

Egypt – 0.4%
1,442,757	Commercial International Bank Egypt SAE (Registered) GDR (Banks)	7,588,902

Greece – 1.2%
596,724	JUMBO SA (Retailing)	12,157,206
1,082,523	Sarantis SA (Household & Personal Products)	10,685,092

		22,842,298

Hong Kong – 5.0%
5,352,400	AIA Group Ltd. (Insurance)	53,036,656
620,713	Hong Kong Exchanges & Clearing Ltd. (Diversified Financials)	20,395,036
1,387,500	IMAX China Holding, Inc. (Media & Entertainment)(b)	2,583,273
9,190,000	Sino Biopharmaceutical Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	12,136,093
1,139,000	Techtronic Industries Co. Ltd. (Capital Goods)	9,088,188

		97,239,246

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
India – 12.3%
28,850	Abbott India Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	$ 5,053,293
1,807,676	Aditya Birla Fashion and Retail Ltd. (Consumer Durables & Apparel)*	5,906,961
443,541	AIA Engineering Ltd. (Capital Goods)	11,040,431
435,918	Amber Enterprises India Ltd. (Consumer Durables & Apparel)	9,205,612
82,444	Atul Ltd. (Materials)	5,676,889
2,523,313	Axis Bank Ltd. (Banks)	25,756,281
184,744	Bajaj Finance Ltd. (Diversified Financials)	11,260,909
1,546,413	Bharti Airtel Ltd. (Telecommunication Services)*	10,758,739
1,873,839	Crompton Greaves Consumer Electricals Ltd. (Consumer Durables & Apparel)	7,470,375
584,090	Dalmia Bharat Ltd. (Materials)	7,150,360
524,552	Divi’s Laboratories Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	14,319,696
23,886	Eicher Motors Ltd. (Automobiles & Components)	6,768,802
713,908	ICICI Lombard General Insurance Co. Ltd. (Insurance)(b)	13,190,152
370,447	Info Edge India Ltd. (Media & Entertainment)	14,783,357
1,511,856	Infosys Ltd. (Software & Services)	16,510,156
403,559	Infosys Ltd. ADR (Software & Services)	4,423,007
257,852	Larsen & Toubro Infotech Ltd. (Software & Services)(b)	7,011,139
233,891	Maruti Suzuki India Ltd. (Automobiles & Components)	22,586,947
534,201	Navin Fluorine International Ltd. (Materials)	8,568,028
1,489,935	Prestige Estates Projects Ltd. (Real Estate)	8,005,803
551,415	SBI Life Insurance Co. Ltd. (Insurance)(b)	7,656,970
279,124	TeamLease Services Ltd. (Commercial & Professional Services)*	10,103,628
358,270	Thermax Ltd. (Capital Goods)	5,357,820

		238,565,355

Indonesia – 2.6%
13,066,500	Bank Central Asia Tbk. PT (Banks)	30,876,418
122,564,400	BFI Finance Indonesia Tbk. PT (Diversified Financials)	4,891,805
11,974,200	Map Aktif Adiperkasa PT (Retailing)*	3,858,402
12,387,700	Semen Indonesia Persero Tbk. PT (Materials)	10,791,887

		50,418,512

Shares	Description	Value

Common Stocks – (continued)
Mexico – 2.4%
3,605,910	Bolsa Mexicana de Valores SAB de CV (Diversified Financials)	$ 8,305,110
2,623,600	Grupo Cementos de Chihuahua SAB de CV (Materials)	13,595,984
4,317,200	Kimberly-Clark de Mexico SAB de CV Class A (Household & Personal Products)*	8,903,775
1,670,121	Unifin Financiera SAB de CV (Diversified Financials)	2,553,507
4,369,300	Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	12,683,237

		46,041,613

Peru – 1.8%
2,416,454	Alicorp SAA (Food, Beverage & Tobacco)	6,494,309
4,756,191	Banco BBVA Peru SA (Banks)	4,775,856
30,896	Credicorp Ltd. (Banks)	6,382,496
425,560	Intercorp Financial Services, Inc. (Banks)*	17,965,188

		35,617,849

Philippines – 0.5%
2,557,870	Jollibee Foods Corp. (Consumer Services)	9,597,563

Poland – 1.3%
379,197	Dino Polska SA (Food & Staples Retailing)*(b)	15,874,575
1,014,240	Powszechna Kasa Oszczednosci Bank Polski SA (Banks)	8,938,405

		24,812,980

Russia – 3.8%
282,003	LUKOIL PJSC (Energy)	28,829,040
3,424,947	Moscow Exchange MICEX-RTS PJSC (Diversified Financials)	5,889,168
6,443,033	Sberbank of Russia PJSC (Banks)	25,388,516
297,717	Yandex NV Class A (Media & Entertainment)*	13,340,699

		73,447,423

Saudi Arabia – 0.1%
133,321	United Electronics Co. (Retailing)	2,926,229

Singapore – 0.0%
1,973,807	Silverlake Axis Ltd. (Software & Services)	540,452

South Africa – 2.0%
310,633	Bid Corp. Ltd. (Food & Staples Retailing)	6,876,624
563,287	Clicks Group Ltd. (Food & Staples Retailing)	9,088,234
803,571	JSE Ltd. (Diversified Financials)	5,889,517
350,472	Santam Ltd. (Insurance)	6,598,453
6,796,685	Transaction Capital Ltd. (Diversified Financials)	11,081,379

		39,534,207

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
South Korea – 11.7%
373,363	Hankook Tire & Technology Co. Ltd. (Automobiles & Components)*	$ 8,909,491
120,639	Kolmar Korea Co. Ltd. (Household & Personal Products)*	4,221,117
63,726	LG Chem Ltd. (Materials)*	17,769,344
149,657	LG Electronics, Inc. (Consumer Durables & Apparel)	8,160,633
143,514	NAVER Corp. (Media & Entertainment)	21,402,045
49,083	NCSoft Corp. (Media & Entertainment)*	26,001,600
105,834	Orion Corp. (Food, Beverage & Tobacco)*	9,039,580
40,588	Pearl Abyss Corp. (Media & Entertainment)*(c)	6,131,326
95,196	Samsung Electro-Mechanics Co. Ltd. (Technology Hardware & Equipment)	9,760,199
1,977,842	Samsung Electronics Co. Ltd. (Technology Hardware & Equipment)	91,639,398
24,094	Samsung Fire & Marine Insurance Co. Ltd. (Insurance)	4,242,125
263,443	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	20,044,429

		227,321,287

Taiwan – 8.4%
20,692,000	FIT Hon Teng Ltd. (Technology Hardware & Equipment)(b)	6,356,221
684,700	Kingpak Technology, Inc. (Technology Hardware & Equipment)	3,815,679
121,000	Largan Precision Co. Ltd. (Technology Hardware & Equipment)	18,794,636
713,000	Nien Made Enterprise Co. Ltd. (Consumer Durables & Apparel)	5,774,587
1,582,000	Novatek Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	11,154,945
547,000	President Chain Store Corp. (Food & Staples Retailing)	5,381,497
203,211	Sea Ltd. ADR (Media & Entertainment)*	9,193,266
9,547,883	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	98,478,885
1,201,000	Taiwan Union Technology Corp. (Technology Hardware & Equipment)	4,927,012

		163,876,728

Thailand – 1.0%
8,729,100	Airports of Thailand PCL (Transportation)	19,640,928

Turkey – 0.6%
510,584	Ford Otomotiv Sanayi A/S (Automobiles & Components)	6,393,218
3,414,508	Sok Marketler Ticaret A/S (Food & Staples Retailing)*	6,176,334

		12,569,552

Shares	Description	Value

Common Stocks – (continued)
United Arab Emirates – 0.3%
760,367	Network International Holdings plc (Software & Services)*(b)	$ 6,086,688

Vietnam – 0.6%
2,461,803	Vietnam Dairy Products JSC (Food, Beverage & Tobacco)	11,417,219

TOTAL COMMON STOCKS (Cost $1,683,038,674)		$1,862,701,061

Exchange Traded Funds – 2.7%
1,117,218	iShares MSCI Emerging Markets ETF	$ 47,046,050
209,128	iShares MSCI Malaysia ETF	5,610,904

TOTAL EXCHANGE TRADED FUNDS (Cost $59,617,013)		$ 52,656,954

Shares	Dividend Rate	Value

Investment Company(d) – 1.3%
Goldman Sachs Financial Square Government Fund — Institutional Shares
25,316,693	1.535%	$ 25,316,693
(Cost $25,316,693)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $1,767,972,380)		$1,940,674,708

Securities Lending Reinvestment Vehicle(d) – 0.2%
Goldman Sachs Financial Square Government Fund — Institutional Shares
3,058,050	1.535%	$ 3,058,050
(Cost $3,058,050)

TOTAL INVESTMENTS – 99.9% (Cost $1,771,030,430)		$1,943,732,758

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		1,050,698

NET ASSETS – 100.0%		$1,944,783,456

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	All or a portion of security is on loan.

(d)	Represents an Affiliated Issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS ESG EMERGING MARKETS EQUITY FUND

Schedule of Investments

January 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 98.4%
Argentina – 1.9%
214	MercadoLibre, Inc. (Retailing)*	$ 141,882

Brazil – 7.8%
15,000	Atacadao SA (Food & Staples Retailing)*	79,122
11,700	B3 SA - Brasil Bolsa Balcao (Diversified Financials)	131,682
19,706	Banco Bradesco SA ADR (Banks)	150,357
11,900	IRB Brasil Resseguros S/A (Insurance)	124,568
2,179	Pagseguro Digital Ltd. Class A (Software & Services)*	70,796
872	XP, Inc. Class A (Diversified Financials)*	35,002

		591,527

China – 31.2%
910	58.com, Inc. ADR (Media & Entertainment)*	50,614
2,417	Alibaba Group Holding Ltd. ADR (Retailing)*	499,328
8,500	Anhui Conch Cement Co. Ltd. Class H (Materials)	54,253
7,000	ANTA Sports Products Ltd. (Consumer Durables & Apparel)	60,943
17,000	China Mengniu Dairy Co. Ltd. (Food, Beverage & Tobacco)*	62,348
33,000	China Merchants Bank Co. Ltd. Class H (Banks)	159,112
3,400	Contemporary Amperex Technology Co. Ltd. Class A (Capital Goods)	62,138
4,300	Gree Electric Appliances, Inc. of Zhuhai Class A (Consumer Durables & Apparel)	38,394
6,900	Meituan Dianping Class B (Retailing)*	87,353
18,100	NARI Technology Co. Ltd. Class A (Capital Goods)	46,668
765	New Oriental Education & Technology Group, Inc. ADR (Consumer Services)*	92,986
19,000	Nexteer Automotive Group Ltd. (Automobiles & Components)	13,968
20,500	Ping An Insurance Group Co. of China Ltd. Class H (Insurance)	231,811
5,200	Shanghai International Airport Co. Ltd. Class A (Transportation)	50,742
2,000	Silergy Corp. (Semiconductors & Semiconductor Equipment)	72,013
5,800	Sunny Optical Technology Group Co. Ltd. (Technology Hardware & Equipment)	92,164
12,000	Tencent Holdings Ltd. (Media & Entertainment)	572,282
31,000	Topsports International Holdings Ltd. (Retailing)(a)	38,057

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
4,860	WuXi AppTec Co. Ltd. Class H (Pharmaceuticals, Biotechnology & Life Sciences)(a)	$ 58,866
48,000	Xinyi Solar Holdings Ltd. (Semiconductors & Semiconductor Equipment)	33,545

		2,377,585

Colombia – 0.4%
2,100	Banco Davivienda SA (Preference) (Banks)(b)	28,233

Czech Republic – 0.8%
17,508	Moneta Money Bank A/S (Banks)(a)	63,929

Egypt – 0.4%
5,887	Commercial International Bank Egypt SAE (Registered) GDR (Banks)	30,966

Greece – 0.9%
3,334	JUMBO SA (Retailing)	67,924

Hong Kong – 5.6%
23,800	AIA Group Ltd. (Insurance)	235,833
2,567	Hong Kong Exchanges & Clearing Ltd. (Diversified Financials)	84,345
48,000	Sino Biopharmaceutical Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	63,388
5,500	Techtronic Industries Co. Ltd. (Capital Goods)	43,885

		427,451

India – 12.7%
13,563	Axis Bank Ltd. (Banks)	138,442
1,255	Bajaj Finance Ltd. (Diversified Financials)	76,497
6,195	Bharti Airtel Ltd. (Telecommunication Services)*	43,100
3,651	Dalmia Bharat Ltd. (Materials)	44,695
3,274	Divi’s Laboratories Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	89,377
164	Eicher Motors Ltd. (Automobiles & Components)	46,474
4,822	ICICI Lombard General Insurance Co. Ltd. (Insurance)(a)	89,091
2,278	Info Edge India Ltd. (Media & Entertainment)	90,908
8,471	Infosys Ltd. (Software & Services)	92,507
2,898	Infosys Ltd. ADR (Software & Services)	31,762
1,777	Larsen & Toubro Infotech Ltd. (Software & Services)(a)	48,318
1,549	Maruti Suzuki India Ltd. (Automobiles & Components)	149,588

GOLDMAN SACHS ESG EMERGING MARKETS EQUITY FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
India – (continued)
2,263	SBI Life Insurance Co. Ltd. (Insurance)(a)	$ 31,424

		972,183

Indonesia – 2.2%
61,300	Bank Central Asia Tbk. PT (Banks)	144,853
29,200	Semen Indonesia Persero Tbk. PT (Materials)	25,439

		170,292

Mexico – 2.6%
12,300	Grupo Cementos de Chihuahua SAB de CV (Materials)	63,741
39,300	Kimberly-Clark de Mexico SAB de CV Class A (Household & Personal Products)*	81,052
19,700	Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	57,185

		201,978

Peru – 1.8%
321	Credicorp Ltd. (Banks)	66,312
1,676	Intercorp Financial Services, Inc. (Banks)*	70,811

		137,123

Philippines – 0.4%
8,430	Jollibee Foods Corp. (Consumer Services)	31,631

Poland – 0.8%
7,141	Powszechna Kasa Oszczednosci Bank Polski SA (Banks)	62,933

Russia – 4.2%
39,110	Moscow Exchange MICEX-RTS PJSC (Diversified Financials)	67,249
11,351	Sberbank of Russia PJSC ADR (Banks)	180,958
1,551	Yandex NV Class A (Media & Entertainment)*	69,500

		317,707

Saudi Arabia – 0.0%
38	United Electronics Co. (Retailing)	834

South Africa – 1.9%
1,370	Bid Corp. Ltd. (Food & Staples Retailing)	30,328
3,950	Clicks Group Ltd. (Food & Staples Retailing)	63,731
2,663	Santam Ltd. (Insurance)	50,137

		144,196

South Korea – 12.2%
278	LG Chem Ltd. (Materials)*	77,517
684	LG Electronics, Inc. (Consumer Durables & Apparel)	37,298
724	NAVER Corp. (Media & Entertainment)	107,969
203	NCSoft Corp. (Media & Entertainment)*	107,539
435	Orion Corp. (Food, Beverage & Tobacco)*	37,154
187	Pearl Abyss Corp. (Media & Entertainment)*	28,249
362	Samsung Electro-Mechanics Co. Ltd. (Technology Hardware & Equipment)	37,115
8,530	Samsung Electronics Co. Ltd. (Technology Hardware & Equipment)	395,221
110	Samsung Fire & Marine Insurance Co. Ltd. (Insurance)	19,367
1,077	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	81,945

		929,374

Shares	Description	Value

Common Stocks – (continued)
Taiwan – 9.3%
1,000	Largan Precision Co. Ltd. (Technology Hardware & Equipment)	$ 155,328
3,000	Nien Made Enterprise Co. Ltd. (Consumer Durables & Apparel)	24,297
6,000	Novatek Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	42,307
896	Sea Ltd. ADR (Media & Entertainment)*	40,535
43,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	443,511

		705,978

Thailand – 1.0%
33,400	Airports of Thailand PCL (Transportation)	75,152

Turkey – 0.3%
2,071	Ford Otomotiv Sanayi A/S (Automobiles & Components)	25,932

TOTAL COMMON STOCKS (Cost $6,827,595)		$7,504,810

Exchange Traded Fund — 0.3%
764	iShares MSCI Malaysia ETF	$ 20,498
(Cost $23,341)

Shares	Dividend Rate	Value

Investment Company(c) – 0.1%
Goldman Sachs Financial Square Government Fund — Institutional Shares
5,382	1.535%	$ 5,382
(Cost $5,382)

TOTAL INVESTMENTS – 98.8% (Cost $6,856,318)		$7,530,690

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.2%		92,790

NET ASSETS – 100.0%		$7,623,480

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(c)	Represents an Affiliated Issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS IMPRINT EMERGING MARKETS OPPORTUNITIES FUND

Schedule of Investments

January 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 99.0%
Bangladesh – 4.7%
1,065,968	BRAC Bank Ltd. (Banks)*	$ 626,672
225,840	Square Pharmaceuticals Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	526,296

		1,152,968

Brazil – 4.9%
53,100	Atacadao SA (Food & Staples Retailing)*	280,094
87,300	IRB Brasil Resseguros S/A (Insurance)	913,851

		1,193,945

China – 21.2%
15,830	58.com, Inc. ADR (Media & Entertainment)*	880,465
8,727	Baozun, Inc. ADR (Retailing)*(a)	262,770
414,900	Haier Smart Home Co. Ltd. Class A (Consumer Durables & Apparel)	1,083,861
428,000	Maoyan Entertainment (Retailing)*(a)(b)	672,047
248,679	Shenzhen Inovance Technology Co. Ltd. Class A (Capital Goods)	1,028,522
7,661	TAL Education Group ADR (Consumer Services)*	382,284
12,164	Trip.com Group Ltd. ADR (Retailing)*	390,829
135,900	Zhuzhou CRRC Times Electric Co. Ltd. Class H (Capital Goods)	457,608

		5,158,386

Egypt – 7.4%
1,928,472	Cleopatra Hospital (Health Care Equipment & Services)*	706,699
204,825	Commercial International Bank Egypt SAE (Banks)	1,102,944

		1,809,643

Hong Kong – 1.6%
38,800	AIA Group Ltd. (Insurance)	384,467

India – 0.7%
11,974	ICICI Bank Ltd. ADR (Banks)	174,581

Indonesia – 1.8%
295,900	Map Aktif Adiperkasa PT (Retailing)*	95,347
4,752,200	Mitra Adiperkasa Tbk. PT (Retailing)	333,840

		429,187

Japan – 5.0%
26,600	Suzuki Motor Corp. (Automobiles & Components)	1,217,104

Mexico – 1.0%
99,500	Alsea SAB de CV (Consumer Services)*	240,963

Philippines – 2.5%
371,310	Bank of the Philippine Islands (Banks)	602,657

Poland – 1.7%
10,053	Dino Polska SA (Food & Staples Retailing)*(b)	420,855

Russia – 2.7%
14,501	Yandex NV Class A (Media & Entertainment)*	649,790

Saudi Arabia – 1.6%
18,231	Leejam Sports Co. JSC (Consumer Services)	384,348

Slovenia – 3.7%
64,334	Nova Ljubljanska Banka dd GDR (Banks)	891,870

Shares	Description	Value

Common Stocks – (continued)
South Africa – 10.2%
15,281	Naspers Ltd. Class N (Retailing)	$ 2,478,525

South Korea – 4.9%
9,304	Cosmax, Inc. (Household & Personal Products)*	525,941
2,382	LG Chem Ltd. (Materials)*	664,196

		1,190,137

Taiwan – 4.7%
244,000	Delta Electronics, Inc. (Technology Hardware & Equipment)	1,140,038

Turkey – 3.3%
37,461	Mavi Giyim Sanayi ve Ticaret A/S Class B (Consumer Durables & Apparel)*(b)	355,453
252,527	Sok Marketler Ticaret A/S (Food & Staples Retailing)*	456,783

		812,236

United Arab Emirates – 13.2%
691,029	Emirates NBD Bank PJSC (Banks)	2,586,855
35,803	NMC Health plc (Health Care Equipment & Services)	608,875

		3,195,730

Vietnam – 2.2%
243,212	FPT Corp. (Technology Hardware & Equipment)	538,719

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $23,093,385)		$24,066,149

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle(c) – 2.6%
Goldman Sachs Financial Square Government Fund — Institutional Shares
626,200	1.535%	$ 626,200
(Cost $626,200)

TOTAL INVESTMENTS – 101.6% (Cost $23,719,585)		$24,692,349

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.6)%		(382,525)

NET ASSETS – 100.0%		$24,309,824

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Represents an Affiliated Issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — Accounting principles generally accepted in the United States of America (“GAAP”) defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities may be valued at the closing bid price for long positions and at the closing ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying Funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of January 31, 2020:

CHINA EQUITY

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$9,007,192	$52,970,646	$—
Investment Company	147,495	—	—

Total	$9,154,687	$52,970,646	$—

EMERGING MARKETS EQUITY

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$38,034,875	$9,088,234	$—
Asia	288,696,518	1,208,638,893	—
Europe	22,842,298	38,937,440	—
North America	46,041,613	—	—
South America	203,258,487	7,162,703	—
Exchange Traded Funds	52,656,954	—	—
Investment Company	25,316,693	—	—
Securities Lending Reinvestment Vehicle	3,058,050	—	—

Total	$679,905,488	$1,263,827,270	$—

ESG EMERGING MARKETS EQUITY

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$111,431	$63,731	$—
Asia	1,349,044	4,685,075	—
Europe	67,924	126,862	—
North America	201,978	—	—
South America	870,532	28,233	—
Exchange Traded Fund	20,498	—	—
Investment Company	5,382	—	—

Total	$2,626,789	$4,903,901	$—

IMPRINT EMERGING MARKETS OPPORTUNITIES

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$1,809,643	$2,478,525	$—
Asia	7,562,894	9,467,454	—
Europe	891,870	420,855	—
North America	240,963	—	—
South America	1,193,945	—	—
Securities Lending Reinvestment Vehicle	626,200	—	—

Total	$12,325,515	$12,366,834	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for certain international equity securities, resulting in a Level 2 classification.

GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

For further information regarding security characteristics, see the Schedules of Investments.

Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Emerging Markets Equity and Imprint Emerging Markets Opportunities may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Emerging Markets Equity and Imprint Emerging Markets Opportunities Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

Each of the Emerging Markets Equity and Imprint Emerging Markets Opportunities Funds and GSAL received compensation relating to the lending of the Funds’ securities.

The Funds’ risks include, but are not limited to, the following:

ESG Standards Risk — The ESG Emerging Markets Equity Fund’s adherence to its environmental, social and governance (“ESG”) criteria and the application of GSAM’s supplemental ESG analysis when selecting investments may affect the Fund’s exposure to certain companies, sectors, regions, and countries and may affect the Fund’s performance depending on whether such investments are in or out of favor. For example, the Fund will not seek to invest in companies that GSAM believes have adverse social or environmental impacts (i.e., gambling, alcohol, tobacco, coal or weapons companies), and the Fund will not seek to invest in companies that GSAM believes show inadequate governance standards (e.g., certain state-owned enterprises).

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. These risks may be more pronounced in connection with a Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.